Equity accounted investments - Mimosa - Summary of Financial Statements of Mimosa (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers		R 129,554	R 112,292		R 114,849
Amortisation and depreciation		(9,367)	(8,810)		(10,012)
Interest income		1,568	1,337		1,369
Finance expense		(5,000)	(4,571)		(3,299)
Total mining and income tax		(4,328)	(1,496)		2,416
Income tax		(2,075)	(752)		(2,960)
Royalty tax		(1,145)	(543)		(1,050)
Loss for the year		(4,739)	(5,710)		(37,430)
Other comprehensive income		906	538		2,985
Total comprehensive income		(3,833)	(5,172)		(34,445)
Non-current assets		88,984	89,679	[1]	81,119
Property, plant and equipment		64,320	66,906	[1]	61,338
Right-of-use assets		532	156	[1]	560	R 279
Current assets		60,753	48,409	[1]	61,822
Cash and cash equivalents		17,178	16,049	[1]	25,560	26,076
Non-current liabilities		(71,412)	(68,848)	[1]	(54,927)
Current liabilities		(34,158)	(20,951)	[1]	(36,407)
Impairment		(15,841)	(9,173)		(47,013)
Equity-accounted investments		6,560	7,323	[1]	7,148
Impairment		15,825	9,113		38,492
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)		4,272	5,340		5,616
Impairment	R (64)	(64)	0		(423)
Reconciling items		(424)	(420)		(47)
Equity-accounted investments		R 3,784	4,920		5,146	R 6,650
Proportion of ownership interest in associate		50.00%
Impairment	R 535	R 535			1,864
Impairment loss, PPE, net of tax		461			1,384
Separate | Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers		7,225	6,207		6,433
Amortisation and depreciation		(824)	(667)		(951)
Interest income		28	12		64
Finance expense		(116)	(89)		(56)
Total mining and income tax		(400)	(374)		554
Income tax		(90)	(112)		820
Royalty tax		(310)	(262)		(266)
Loss for the year		(296)	(194)		(2,957)
Other comprehensive income		(1,129)	101		1,213
Total comprehensive income		(1,425)	(93)		(1,744)
Non-current assets		4,268	6,062		5,675
Property, plant and equipment		4,268	6,062		5,675
Right-of-use assets		0	0		0
Current assets		6,323	6,406		6,997
Cash and cash equivalents		878	274		770
Other current assets		5,445	6,132		6,227
Non-current liabilities		(1,106)	(1,216)		(1,037)
Non-current financial liabilities		0	0		0
Other non-current liabilities		(1,106)	(1,216)		(1,037)
Current liabilities		(942)	(573)		(403)
Current financial liabilities		(942)	(573)		(403)
Other current liabilities		0	0		0
Net assets (liabilities)		8,543	R 10,679		11,232
Impairment		R 1,071			R 3,728

[1]	Amount for 31 December 2024 was revised (see note 16.2)